Research and Development Expenses (Details) - Research and Development Expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and Development Expenses
Salaries and social security	€ 76,453	€ 77,455	€ 75,672
Professional services	75,573	72,840	49,421
Materials	9,743	7,808	9,009
Depreciation/amortization/impairment	10,448	6,386	4,541
IT and communication expense	4,249	3,709	1,248
Other expenses by nature	7,294	7,420	4,667
Total	€ 183,760	€ 175,618	€ 144,558